Contract Liabilities and Advances from Customers - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Contract net liabilities	€ 18,771	€ 5,031
Contract assets gross	138,854	86,905
Invoices issued to customers as advances	76,721	47,476
Engineering System and In-vitro Diagnostic Business
Contract liabilities [abstract]
Contract assets gross	27,504	10,828
Invoices issued to customers as advances	€ 46,275	€ 15,859